SCHEDULE OF BUSINESS COMBINATION (Details) (Parenthetical) $ in Thousands	Nov. 16, 2020 USD ($)
Cust2Mate [Member]
IfrsStatementLineItems [Line Items]
Consideration paid	$ 1,566